INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes
	2017	2016
	(Unaudited)	(Unaudited)
Current
Federal	$—	$—
State	(21,000)	23,000
Prior Year (over)/under Accrual
Federal	(178,000)	13,000
Total Current Expense	(199,000)	36,000
Deferred Tax Benefit	—	(818,000)
Net Benefit from Income Taxes	$(199,000)	$(782,000)